Goodwill and Intangible Assets (Changes in Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Intangible Assets [Roll Forward]
Beginning balance	$ 636,421	$ 726,914
Additions	70,937	45,575
Purchase adjustments	(321)	(8,200)
Acquisitions	23,700	31,412
Amortization	(137,949)	(131,953)	$ (132,900)
Disposals	(29)
Impairment losses	(21,423)	(205)
Foreign currency translation adjustments	(14,177)	(27,122)
Ending balance	557,159	636,421	726,914
Goodwill [Roll Forward]
Beginning balance	1,875,698	1,887,963
Additions	76,807	0
Purchase adjustments	316	1,656
Acquisitions	0	37,084
Amortization	0	0
Disposals	(2,650)
Impairment losses	0	0
Foreign currency translation adjustments	(24,653)	(51,005)
Ending balance	$ 1,925,518	$ 1,875,698	$ 1,887,963